SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Purchase From G M S Enterprise Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Related party transactions				$ 21,551
Service Rendered to Leading Digital Supply Limited [Member]
Related Party Transaction [Line Items]
Related party transactions			240,500	540,200
Leading Digital Supply Limited [Member]
Related Party Transaction [Line Items]
Related party transactions
Service Rendered to Primex Technology Limited [Member]
Related Party Transaction [Line Items]
Related party transactions		54,000	54,000	54,000
Primex Technology Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	6,923
Sales Commission Paid to Hui Wai Ming [Member]
Related Party Transaction [Line Items]
Related party transactions			12,500
Loan Advance To Yee Kar Wing [Member]
Related Party Transaction [Line Items]
Related party transactions	1,252,926	9,772,820	6,027,096	11,978,398
Payment On Behalf Of Company By Yee Kar Wing [Member]
Related Party Transaction [Line Items]
Related party transactions	1,126,189	8,784,275	6,111,591	6,255,052
Sales Proceeds Received By Yee Kar Wing On Behalf Of Company [Member]
Related Party Transaction [Line Items]
Related party transactions				309,106
Dividend Paid to Yee Kar Wing [Member]
Related Party Transaction [Line Items]
Related party transactions			5,277,024	6,097,976
Yee Kar Wing [Member]
Related Party Transaction [Line Items]
Related party transactions
Dividend Paid to Hui Wai Ming [Member]
Related Party Transaction [Line Items]
Related party transactions		$ 672,420	$ 3,060,000	$ 2,392,580
Hui Wai Ming [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 86,206